Schedule of investments
Delaware Tax-Free California Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.01%
Education Revenue Bonds — 18.80%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,446,540
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,700,000	1,745,832
(Stanford University - Green Bonds) Series V-2 2.25% 4/1/51	300,000	194,148
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,219,518
Series V-1 5.00% 5/1/49	2,360,000	2,768,233
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	444,535
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,009,730
(CHF - Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,013,290
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	750,420
(Southwestern Law School) 4.00% 11/1/41	575,000	505,126
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	412,290
(Biola University) 5.00% 10/1/39	1,000,000	1,017,590
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,037,350
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	786,250
(Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/46 #	670,000	617,586
California School Finance Authority
(Aspire Public School) 144A 5.00% 8/1/41 #	225,000	223,430
(Aspire Public Schools-Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	696,410
(Aspire Public Schools-Obligated Group-Issue Number 3) Series A 144A 5.00% 8/1/40 #	1,000,000	998,300
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Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	$ 978,000
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	248,645
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	403,885
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	251,935
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,725,000	1,712,580
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,014,510
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	501,960
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	749,611
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	577,685
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	886,890
(KIPP LA Projects) Series A 144A 5.125% 7/1/44 #	1,000,000	1,004,750
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,008,310
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	500,355
144A 5.50% 8/1/47 #	525,000	524,265
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	276,158
Series A 144A 5.125% 6/1/53 #	500,000	485,550
Series A 144A 5.375% 5/1/63 #	1,000,000	983,180
California State University
(Systemwide) Series A 3.00% 11/1/52	2,400,000	1,817,544
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,051,830
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	750,000	756,698
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,477,575
2    NQ-V6 [5/23] 7/23 (2980373)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	$ 763,620
		35,862,114
Electric Revenue Bonds — 4.55%
California Community Choice Financing Authority
(Clean Energy Project) Series C 5.25% 1/1/54 •	2,000,000	2,091,920
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,002,184
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,053,500
Series D 5.00% 7/1/26	2,000,000	2,123,660
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	251,125
Series A 5.05% 7/1/42 ‡	70,000	50,225
Series A 6.75% 7/1/36 ‡	185,000	134,356
Series AAA 5.25% 7/1/25 ‡	40,000	28,600
Series CCC 5.25% 7/1/27 ‡	325,000	233,188
Series TT 5.00% 7/1/32 ‡	340,000	243,950
Series WW 5.00% 7/1/28 ‡	470,000	337,225
Series WW 5.25% 7/1/33 ‡	335,000	240,363
Series WW 5.50% 7/1/38 ‡	730,000	524,687
Series XX 4.75% 7/1/26 ‡	45,000	31,950
Series XX 5.25% 7/1/40 ‡	230,000	165,025
Series XX 5.75% 7/1/36 ‡	150,000	108,000
Series ZZ 4.75% 7/1/27 ‡	35,000	24,850
Series ZZ 5.25% 7/1/24 ‡	55,000	39,325
		8,684,133
Healthcare Revenue Bonds — 13.30%
California Educational Facilities Authority
(Stanford University) Series V-2 5.00% 4/1/51	500,000	585,110
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51	1,900,000	1,415,253
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	504,805
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Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	$ 500,365
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	2,500,000	1,717,100
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,208,845
Series A 4.00% 4/1/49	1,000,000	925,520
(Kaiser Permanente)
Subordinate Series A-2 5.00% 11/1/47	2,500,000	2,775,600
Subordinate Series A-2 4.00% 11/1/44	1,005,000	984,397
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	1,000,000	943,330
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	1,000,000	1,020,430
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	543,954
(Humangood California Obligated Group) Series A 4.00% 10/1/28	290,000	290,084
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	481,445
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AGM)	500,000	531,810
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	527,910
Series A 4.00% 11/15/56	1,075,000	737,353
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds) Series A 144A 5.00% 11/15/51 #	500,000	435,205
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	891,340
(Emanate Health) Series A 4.00% 4/1/45	825,000	767,077
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	475,570
(John Muir Health) Series A 5.00% 8/15/51	1,500,000	1,538,580
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	$ 453,340
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,010,790
(Enloe Medical Center) Series A 5.25% 8/15/52 (AGM)	2,000,000	2,121,760
Palomar Health, California
5.00% 11/1/47 (AGM)	500,000	512,330
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	482,705
5.00% 7/1/32	900,000	988,038
		25,370,046
Housing Revenue Bonds — 3.69%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	472,608	456,530
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,022,955
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,319,724
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,009,070
Series A 5.25% 5/15/49	1,200,000	1,210,056
Los Angeles, California Housing Authority
(Union Portfolio Project) Series A 4.00% 6/1/30	135,000	140,160
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	885,000	886,850
		7,045,345
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Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.90%
California Community Choice Financing Authority
(Clean Energy Project) Series A-1 5.00% 12/1/53 •	1,500,000	$ 1,577,340
California M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	750,000	871,598
California Pollution Control Financing Authority
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	934,952
California Pollution Control Financing AuthoritySolid Waste Disposal Revenue
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	15,000
Golden State, California Tobacco Securitization
Series A-1 5.00% 6/1/51	2,000,000	2,084,240
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 0.915% 6/1/66 ^	14,450,000	1,467,831
Inland, California Empire Tobacco Securitization
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	495,040
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,452,864
Tobacco Securitization Authority of Northern California
(Sacramento County) Series A Class 1 Senior 4.00% 6/1/49	1,000,000	906,720
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.603% 6/1/46 ^	16,770,000	2,724,622
Capital Appreciation Third Subordinate Series D 0.317% 6/1/46 ^	4,965,000	634,328
		13,164,535
Lease Revenue Bonds — 3.22%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,006,080
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure Improvement Program - Phase II) Series A 5.00% 6/1/43	750,000	796,208
6    NQ-V6 [5/23] 7/23 (2980373)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California State Public Works Board
Series E 3.00% 10/1/36 (AGM)	1,525,000	$ 1,384,608
(Department of General Services - New Natural Resources) Series C 4.00% 11/1/46	1,000,000	974,260
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,008,070
Oceanside, California Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	966,930
		6,136,156
Local General Obligation Bonds — 2.37%
Anaheim, California School District Capital AppreciationElection of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	926,880
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,089,700
Los Angeles, California Unified School DistrictElection of 2008
(Dedicated Unlimited Ad Valorem Property Tax) Series A 5.00% 7/1/40	500,000	516,385
Moreno Valley, California Unified School DistrictElection of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	534,875
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	954,240
San Francisco Bay Area, California Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	500,380
		4,522,460
Pre-Refunded Bonds — 3.05%
Bay Area, California Toll Authority
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,134,570
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,042,530
California School Finance Authority
(Partnerships to Uplift Communities Valley Project) Series A 144A 6.75% 8/1/44-24 #, §	1,000,000	1,018,430
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Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Fresno, California Unified School DistrictElection of 2016
Series A 5.00% 8/1/41-26 §	500,000	$ 532,370
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	1,041,190
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,041,810
		5,810,900
Special Tax Revenue Bonds — 16.47%
California State Public Works Board
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,565,263
Series B 4.00% 5/1/46	1,000,000	974,960
City of Irvine, California Limited Obligation Improvement Bonds
(Reassessment District No. 21-1) 4.00% 9/2/46 (BAM)	1,340,000	1,286,079
Commonwealth of Puerto Rico
3.817% 11/1/51 •	5,434,497	2,173,799
(Restructured) 3.375% 11/1/43 •	2,504,562	1,224,104
GDB Debt Recovery Authority
7.50% 8/20/40	7,621,878	6,307,104
Irvine Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48	1,000,000	1,102,720
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	497,385
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 3.649% 7/1/46 ^	9,840,000	2,659,162
Series A-1 4.75% 7/1/53	2,780,000	2,577,755
Series A-1 4.863% 7/1/51 ^	28,678,000	5,711,224
Series A-1 5.00% 7/1/58	1,975,000	1,891,931
Series A-2 4.329% 7/1/40	735,000	682,764
Series A-2 4.329% 7/1/40	750,000	696,697
8    NQ-V6 [5/23] 7/23 (2980373)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sacramento, California Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	$ 527,790
Senior Series A 5.00% 6/1/48	1,000,000	1,037,050
Yucaipa, California Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	502,015
		31,417,802
State General Obligation Bonds — 8.07%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,785,743	1,495,720
Series A-1 4.00% 7/1/46	550,000	444,708
State of California
(Various Purpose)
3.00% 3/1/46	3,000,000	2,373,660
4.00% 10/1/36	500,000	516,330
4.00% 9/1/42	1,750,000	1,762,705
5.00% 9/1/31	1,000,000	1,003,390
5.00% 4/1/32	2,820,000	3,321,509
5.00% 8/1/46	1,000,000	1,045,590
5.25% 10/1/45	3,000,000	3,439,140
		15,402,752
Transportation Revenue Bonds — 13.65%
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,542,625
Series A 5.00% 12/31/43	1,995,000	2,022,551
Series A 5.00% 12/31/47 (AMT)	615,000	620,227
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series A 4.00% 1/15/46	2,000,000	1,895,800
Series B-2 3.50% 1/15/53 (AGM)	500,000	422,310
Series C 4.00% 1/15/43	2,275,000	2,202,587
Long Beach, California Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	505,555
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Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Los Angeles Department of Airports
(Los Angeles International Airport) Series H 4.00% 5/15/47 (AMT)	1,500,000	$ 1,401,480
Los Angeles, California Department of Airports
Series A 5.00% 5/15/33 (AMT)	1,390,000	1,529,139
Series B 5.00% 5/15/46 (AMT)	300,000	304,308
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,015,440
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,844,960
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	381,866
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	1,130,000	1,086,212
Series C 6.787% 7/1/53	1,620,000	988,184
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	517,505
Subordinate Series B 5.00% 7/1/41	500,000	517,290
San Diego County Regional Airport Authority Revenue
Series B 5.00% 7/1/51 (AMT)	1,500,000	1,547,985
San Diego County, California Regional Airport Authority Revenue
Series A 4.00% 7/1/56	2,000,000	1,864,880
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	626,624
San Diego, California Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	475,000	476,164
San Francisco City & County, California Airports Commission
(San Francisco International Airport) Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,073,620
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	612,904
Series B 5.00% 3/1/42	1,000,000	1,041,500
		26,041,716
Water & Sewer Revenue Bonds — 1.94%
Arvin-Edison, California Water Storage District
4.00% 5/1/40	315,000	303,925
10    NQ-V6 [5/23] 7/23 (2980373)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(Sandiego County Water Authority Desalination Project Pipeline) 144A 144A 5.00% 11/21/45 #	250,000	$ 253,142
Irvine Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,000,000	951,630
San Diego County, California water Authority Revenue
Series A 5.00% 5/1/52	2,000,000	2,194,860
		3,703,557
Total Municipal Bonds (cost $191,631,379)		183,161,516

Short-Term Investments — 3.20%
Variable Rate Demand Notes — 3.20%¤
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-2 2.85% 7/1/45 (SPA - Barclays Bank)	3,200,000	3,200,000
Subordinate Series B-3 2.85% 7/1/34 (SPA - Barclays Bank)	2,700,000	2,700,000
Regents of the University of California General Revenue
Series AL-4 2.80% 5/15/48	200,000	200,000
Total Short-Term Investments (cost $6,100,000)		6,100,000
Total Value of Securities—99.21% (cost $197,731,379)		189,261,516

Receivables and Other Assets Net of Liabilities—0.79%		1,501,604
Net Assets Applicable to 17,666,238 Shares Outstanding—100.00%		$190,763,120
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $26,869,665, which represents 14.09% of the Fund's net assets.
NQ-V6 [5/23] 7/23 (2980373)    11

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICE – Intercontinental Exchange, Inc.
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ-V6 [5/23] 7/23 (2980373)